SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE INFORMATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.32
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 16.24
Warrants Outstanding, Number Outstanding	872,259	543,754	695,439
Warrants Outstanding, Weighted-Average Exercise Price	$ 3.04	$ 3.04	$ 3.04
Warrants Exercisable, Number Exercisable	872,259	543,754
Warrants Exercisable, Weighted-Average Exercise Price	$ 3.04	$ 3.04
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	2.80
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 13.20
Warrants Outstanding, Number Outstanding	872,259
Warrants and Rights Outstanding, Term	1 year 6 months
Warrants Outstanding, Weighted-Average Exercise Price	$ 3.04
Warrants Exercisable, Number Exercisable	872,259
Warrants Exercisable, Weighted-Average Exercise Price	$ 3.04